Note 9 - Summary of Stock Options (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Year Ended December 31, 2016
			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of	Exercise	Contractual	Value
	Shares	Price	Term (years)	(in thousands)

Options outstanding, beginning of period	1,022,195	$6.47	9.37	$1,194,180
Options granted	978,966	$6.00
Options exercised	(3,020)	$4.80
Options canceled	(88,377)	$7.41
Options outstanding, end of period	1,909,764	$6.19	9.12	$211,396

Vested and exercisable and expected to vest, end of period	1,761,430	$6.22	9.09	$204,619

Vested and exercisable, end of period	368,681	$7.51	8.04	$102,306

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			December 31, 2016	Price	Term (Years)	December 31, 2016	Price

	$2.64		12,500	$2.64	8.37	5,209	$2.64
$3.68	-	$3.76	79,376	$3.75	8.10	36,382	$3.75
$4.80	-	$4.92	197,969	$4.80	7.80	109,150	$4.80
	$5.22		595,034	$5.22	9.98	7,250	$5.22
	$6.00		565,628	$6.00	8.96	141,412	$6.00
$6.24	-	$6.40	129,267	$6.35	9.15	-	$-
$7.00	-	$7.92	284,075	$7.71	9.49	23,363	$7.72
	$9.92		38,135	$9.92	5.89	38,135	$9.92
$56.00	-	$296.00	7,780	$83.66	0.83	7,780	$83.66
			1,909,764	$6.19	9.12	368,681	$7.51

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended
	December 31,
	2016	2015

Expected term (in years)	5	5
Average volatility	49%	63%
Risk-free interest rate	1.78%	1.70%
Dividend yield	0%	0%
Year Ended
December 31,
2016

Expected term (in years)	10
Average volatility	51%
Risk-free interest rate	2.43%
Dividend yield	0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year Ended
	December 31,
	2016	2015

Research and development	$114	$18
Selling, general and administrative	867	202
Total	$981	$220